Share based compensation (Share based awards granted to an employee of a subsidiary and Other share based compensation - Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥) item	Dec. 31, 2013 CNY (¥)	Dec. 23, 2014
Share-based compensation [Line Items]
Upfront charge to the profit and loss accounts	$ 28,617	¥ 185,372	¥ 134,632	¥ 117,096
Restricted shares [Member]
Share-based compensation [Line Items]
Share based compensation			¥ 3,771	¥ 7,300
Xingxue and Chuangzhi [Member]
Share-based compensation [Line Items]
Percentage of equity interests acquired			100.00%		100.00%
Number of vocational training companies acquired | item			2
Beijing Huanqiu Xingxue Technology Development Co., Ltd [Member]
Share-based compensation [Line Items]
Initial percentage of equity interests of acquiree, which employees will be entitled	20.00%	20.00%
Share based compensation		¥ 574	¥ 143
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost		¥ 32,593